DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
DEBT

NOTE 12. DEBT

The following table provides a breakdown of the Company’s debt as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Promissory note	$2,649,933	$2,913,788
Other debt	-	815
Total debt	$2,649,933	$2,914,603
Current portion of long-term debt	(552,001)	(536,542)
Long-term debt	$2,097,932	$2,378,061

Promissory Note

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

Note 13. DEBT

The following table provides a breakdown of the Company’s debt as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Promissory note	$2,913,788	$-
Other debt	815	3,419
Total debt	$2,914,603	$3,419
Current portion of long-term debt	(536,542)	(2,604)
Long-term debt	$2,378,061	$-

Promissory Note

In connection with the Green’s Natural Foods acquisition, on October 14, 2022, the Company issued a secured promissory note (the “Greens Note”) in the principal amount of $3,000,000 as a portion of the purchase price. The Greens Note has a five-year term, an interest rate of 6.0% per annum and is secured by the assets of the Green’s Natural Foods.

The Company may, at its option, at any time or from time to time prepay the outstanding principal amount or any accrued but unpaid interest, in each case in whole or in part, without penalty or premium, provided that any such prepayment of any outstanding amount of principal shall be accompanied by the payment of all accrued but unpaid interest on the amount of principal being prepaid, plus any costs and fees incurred.

Mother Earth's Storehouse, Inc. [Member]
DEBT

NOTE 7 – DEBT

In April 2020, the Company applied for and received a loan from its bank in the amount of $669,500 through the Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”). In July 2021, the loan, including principal and interest was forgiven and considered repaid in full. The balance has been recorded as forgiveness of paycheck protection program loan for the year ended December 31, 2021 and a current liability as of December 31, 2020.

According to the rules of the SBA, the Company is required to retain PPP loan documentation for six years after the date the loan is forgiven or repaid in full, and permit authorized representatives of the SBA, including representatives of its Office of Inspector General, to access such files upon request. Should the SBA conduct such a review and reject all or some of the Company’s judgements pertaining to satisfying PPP loan eligibility or forgiveness conditions, the Company may be required to adjust previously reported amounts and disclosures in the financial statements.

Greens Natural Foods, Inc. [Member]
DEBT

NOTE 5 – DEBT

During 2021, the Company applied for and received a loan from its bank in the amount of $817,927 through the Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”). In November 2021, the loan, including principal and interest was forgiven and considered repaid in full. The balance has been recorded as forgiveness of paycheck protection program loan for the year ended December 31, 2021.

GREEN’S NATURAL FOODS, INC., DEAN’S NATURAL FOOD MARKET, INC., DEAN’S NATURAL FOOD MARKET OF SHREWSBURY, INC., DEAN’S NATURAL FOOD MARKET OF BASKING RIDGE, LLC, DEAN’S NATURAL FOOD MARKET OF CHESTER, LLC, DEAN’S NATURAL HOLDINGS, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021

NOTE 5 – DEBT (Continued)

According to the rules of the SBA, the Company is required to retain PPP loan documentation for six years after the date the loan is forgiven or repaid in full, and permit authorized representatives of the SBA, including representatives of its Office of Inspector General, to access such files upon request.

Should the SBA conduct such a review and reject all or some of the Company’s judgements pertaining to satisfying PPP loan eligibility or forgiveness conditions, the Company may be required to adjust previously reported amounts and disclosures in the financial statements.

As of December 31, 2020, the Company had two bank notes payable for $36,773 and $50,593, respectively. These notes were paid off in full during the year ended December 31, 2021.

As of December 31, 2020, the Company owed $200,000 to a bank under two lines of Credit. During 2021, these lines were paid in full, matured, and were not renewed.

The $109,108 note payable as of December 31, 2021 relates to the financing of leasehold improvements at the store in Somers, New Jersey and matures as follows:

December 31,
2022	$27,517
2023	$28,638
2024	$29,805
2025	$23,148
$109,108